SUBSEQUENT EVENTS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2008	Mar. 31, 2014	Mar. 18, 2014 Securities Sold under Agreement	Mar. 17, 2014 Securities Sold under Agreement	Mar. 18, 2014 LDM Settlement	Jan. 02, 2014 Vicis Capital Amdt #1	Dec. 31, 2013 Vicis Capital Agmt
Debt Instrument				$ 9,000,000					$ 9,000,000
Debt redemption, amount								6,000,000
Term of Contract, expiration								3/31/14	12/30/13
Shares Issued						8,333,333
Shares Issued, per share value						$ 1.20
Shares Issued, proceeds						10,000,000
Commissions						970,000
Common Stock Warrants Issued		3,000,000			804,139
Common Stock Warrants Exercise Price	3.00	3.00	2.00		1.20
Common Stock Warrants Expiration	7 years	7 years	7 years		5 years
Settlement Expense							$ 400,000